Convertible notes payable (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Notes Payable
Schedule of Convertible notes payable

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
Investors	149,090,866	-	-
Total	149,090,866	-	-